Equity - Earnings per share (Details) - COP ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Equity
Profit attributable to Ecopetrol's shareholders	$ 6,642,349	$ 11,931,149
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	$ 161.5	$ 290.2